Accrued Officer and Director Compensation	6 Months Ended
Dec. 31, 2019
Accrued Officer And Director Compensation
Accrued Officer and Director Compensation

NOTE E – ACCRUED OFFICER AND DIRECTOR COMPENSATION

Accrued officer and director compensation is due to Wayne Anderson, the sole officer and director of the Company, and consists of:

	12/31/2019	06/30/2019	06/30/2018
	(Unaudited)
Pursuant to January 26, 2018 Board of Directors Service Agreement	$59,803	$39,803	$-
Total	$59,803	$39,803	$-

For the six months ended December 31, 2019 and years ended June 30, 2019 and 2018, the balance of accrued officer and director compensation changed as follows:

	Pursuant to Employment Agreements	Pursuant to Board of Directors Services Agreements	Total

Balance, June 30, 2017	$-	$-	$-
Officer’s/director’s compensation for the year ended June 30, 2018 (including stock-based compensation of $20,000)	-	40,000	40,000
Cash compensation to director	-	(6,700)	(6,700)
Balance, June 30, 2018	-	33,300	33,300
Officer’s/director’s compensation for year ended June 30, 2019 (including stock-based compensation of $40,000)	-	80,000	80,000
Balance June 30, 2019	-	113,300	113,300
Officer’s/director’s compensation for the three months ended September 30, 2019 (including stock-based compensation of $10,000)	-	20,000	20,000
Balances at September 30, 2019 (Unaudited)	-	133,300	133,300
Officer’s/director’s compensation for the three months ended December 31, 2019 (including stock-based compensation of $10,000)	-	20,000	20,000
Balances at December 31, 2019 (Unaudited)	$-	$153,300	$153,300